Fees Summary	Mar. 25, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $2,300,018,400. The prospectus to which this Exhibit 107 is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 2,300,018,400
Final Prospectus	true